Convertible Debentures (Details) - USD ($)																							4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 05, 2025	Jul. 31, 2025	Jul. 21, 2025	Jul. 17, 2025	Jun. 30, 2025	Jun. 23, 2025	May 31, 2025	May 23, 2025	Jan. 31, 2025	Jan. 23, 2025	Nov. 08, 2024	Aug. 31, 2024	Aug. 09, 2024	Jan. 31, 2024	Jan. 23, 2024	Sep. 30, 2023	Sep. 02, 2023	Dec. 31, 2022	Dec. 07, 2022	Aug. 31, 2022	Aug. 09, 2022	May 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2024	Jan. 01, 2024
Convertible Debentures [Line Items]
Purchase additional debenture amount														$ 23,750,000											$ 25,000,000
Principal amount																				$ 3,000,000
Purchase of warrants																										$ 123,188
Warrant exercise price																		$ 1,235
Exercise price (in Dollars per share)									$ 0.16		$ 104			$ 182		$ 1.13	$ 1.9
Warrants and rights outstanding, term	7 years															5 years		5 years							7 years
Option to purchase																$ 1,000,000
Net proceeds				$ 2,620,000												$ 800		$ 2,365,000
Warrants exercise price per share (in Dollars per share)																		$ 0.16
Aggregate fair value					$ 600,000,000													$ 2,000
Net proceeds issuance of convertible debenture				$ 2,620,000	$ 10,203,000																				$ 25,244,820	2,340,000	$ 2,365,000
Fair value warrants (in Dollars per share)																$ 0.09
Bearing interest	8.00%																								8.00%
Convertible stated, value																									$ 24,375
Conversion price (in Dollars per share)				$ 36.4	$ 36.4				$ 2.71		0.16			$ 0.28											$ 0.75
Rate of conversion price														90.00%											85.00%
Trading days	15 days																								15 days
Derivative liability fair value	$ 2,230,000		$ 984,000			$ 4,946,000									$ 352,000		$ 878,000		$ 1,051,000					$ 4,946,000	$ 2,230,000			$ 1,051,000
Debentures carried value															588,000		1,485,000		1,789,000		2,059,000				9,740,000
Debt issuance cost															$ 800		$ 1,200
Interest expenses other																										288,000	522,000
Interest expense debt								$ 270,000																	452,000	$ 151,000
Converted shares (in Shares)																										440,614,050
Carrying value of convertible debenture	56,337,500																								56,337,500	$ 54,000
Accrued interest																										643,571,750
Embedded derivative liability	$ 3,735,000		1,080,000																						$ 3,735,000	540,000
Convertible debentures received net proceeds														$ 1,400,000
Conversion price (in Dollars per share)				$ 7.8	$ 7.8						20.8
Issuable warrants (in Shares)									769,230
Trading days				10 days	10 days							20 days
Percentage of OID																									12.00%
Bearing interest	8.00%																								8.00%
Volatility, percentage																									51.69%
Risk free rate, percentage																									0.21%
Expected dividend yield percentage																									0.00%
Fair value warrants																							$ 267,000		$ (123,188)	13,501	$ (565,313)
Carrying value								$ 409,000		$ 668,000			$ 412,000										$ 409,000
Debt discounts original issue discount	$ 200,000		60,000																							1,103,000
Percentage of net proceeds					75.00%
Purchase tokens																								6,500,000	6,500,000
Crypto Rewards Percentage				50.00%
Net proceeds																									$ 8,000,000
Percentage of original investor discount																									4.00%
Percentage of interest paid in cash																									12.00%
Percentage of token purchase																									24.00%
Deliver digital asset		$ 4,000,000	628,800				$ 1,560,000
Hybrid instrument	$ 5,997,000																								$ 5,997,000
January 2024 Debenture [Member]
Convertible Debentures [Line Items]
Net proceeds issuance of convertible debenture																$ 940,000
Original Issue Discount [Member]
Convertible Debentures [Line Items]
Bearing interest	5.00%																								5.00%
ADSs [Member]
Convertible Debentures [Line Items]
Exercise price (in Dollars per share)											0.16			$ 0.28
Interest is paid in cash																									12.00%
Conversion price (in Dollars per share)									$ 7.02					$ 0.04											$ 1.25
Conversion price (in Dollars per share)	$ 0.6			$ 0.6	$ 0.6						0.03														0.6
Stock price per share (in Dollars per share)	$ 2.76																								$ 2.76
August 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Exercise price (in Dollars per share)									4
Converted shares (in Shares)																											39,489,758
Convertible Debenture [Member]
Convertible Debentures [Line Items]
Principal amount					$ 11,000,000									$ 1,500,000
Fair value warrants													528,000
August 2024 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)														$ 23.14
January 2025 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Exercise price (in Dollars per share)											10,007,812
Conversion price (in Dollars per share)											$ 104
Convertible debentures received net proceeds											$ 2,000,000
Principal amount											$ 2,135,000
May 2025 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)									$ 35.23
Rate of conversion price									90.00%
Convertible debentures received net proceeds									$ 705,000
Principal amount									$ 750,000
Trading days									10 days
ADS [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)									$ 0.54
Volume-Weighted Average Price (VWAP) [Member]
Convertible Debentures [Line Items]
Rate of conversion price				90.00%	90.00%
July 2025 Secured Convertible Debenture [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)				$ 2.8
Principal amount				$ 3,000,000
December 2025 Secured Convertible Debenture [Member]
Convertible Debentures [Line Items]
Net proceeds issuance of convertible debenture																									$ 9,716,820
Principal amount																									$ 10,400,000
First Closing [Member]
Convertible Debentures [Line Items]
Percentage of token purchase																									24.00%
Second Closing [Member]
Convertible Debentures [Line Items]
Percentage of token purchase																									24.00%
Third Closing [Member]
Convertible Debentures [Line Items]
Percentage of token purchase																									50.00%
Secured Convertible Debentures [Member]
Convertible Debentures [Line Items]
Debenture Percentage	2.00%
August 2024 Convertible Debenture, under August 2024 SPA [Member]
Convertible Debentures [Line Items]
Hybrid instrument	$ 3,924,000																								$ 3,924,000
Series H Warrants [Member]
Convertible Debentures [Line Items]
Purchase of warrants																		20
Option to purchase																		$ 104
ADS [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																		13,158
Exercise price (in Dollars per share)																		$ 1.9
Warrant [Member]
Convertible Debentures [Line Items]
Exercise price (in Dollars per share)																$ 734.5
Option to purchase																		$ 2,500,000
Series I Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants																															$ 13
ADSs [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)																		8,850
Issuable warrants (in Shares)									140,625		15,396
Series I Warrants [Member]
Convertible Debentures [Line Items]
Fair value warrants (in Dollars per share)																$ 58.5
Series L Warrants [Member]
Convertible Debentures [Line Items]
Exercise price (in Dollars per share)									$ 52
Warrants and rights outstanding, term	7 years																								7 years
Fair value warrants (in Dollars per share)																									$ 2.99
Issuable warrants (in Shares)									10,817
Stock price per share (in Dollars per share)	$ 35.88																								$ 35.88
Volatility, percentage																									103.28%
Risk free rate, percentage																									3.73%
Expected dividend yield percentage																									0.00%
Fair value warrants																									$ 29,000
Series L Warrants [Member] | ADSs [Member]
Convertible Debentures [Line Items]
Fair value warrants (in Dollars per share)																									$ 0.23
Series J Warrant [Member]
Convertible Debentures [Line Items]
Warrants and rights outstanding, term	7 years																								7 years
Fair value warrants (in Dollars per share)																									$ 118.3
Stock price per share (in Dollars per share)	$ 163.15																								$ 163.15
Volatility, percentage																									103.17%
Risk free rate, percentage																									3.42%
Expected dividend yield percentage																									0.00%
Fair value warrants																									$ 460,000
Series J Warrant [Member] | ADSs [Member]
Convertible Debentures [Line Items]
Fair value warrants (in Dollars per share)																									$ 0.18
Stock price per share (in Dollars per share)	0.25																								0.25
Series K Warrants [Member]
Convertible Debentures [Line Items]
Fair value warrants (in Dollars per share)																									56.42
Stock price per share (in Dollars per share)	91																								$ 91
Volatility, percentage																									104.60%
Risk free rate, percentage																									4.06%
Expected dividend yield percentage																									0.00%
Fair value warrants																									$ 578,000
Series K Warrants [Member] | ADSs [Member]
Convertible Debentures [Line Items]
Fair value warrants (in Dollars per share)																									$ 0.09
Stock price per share (in Dollars per share)	$ 0.14																								$ 0.14
December 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Received net proceeds																				$ 2,840,000
ADSs [Member]
Convertible Debentures [Line Items]
Convertible stated, value																									$ 40,625
August 2024, January 2025 and May 2025 Convertible Debentures, under August 2024 SPA [Member]
Convertible Debentures [Line Items]
Derivative liability fair value			2,292,000
Interest expenses other																									$ 2,000
August 2022 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Interest expense debt																											$ 1,200,000
August and December 2022 Convertible Debentures [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)																									$ 2.8
Rate of conversion price																									90.00%
Converted shares (in Shares)																												2,476,000
Carrying value of convertible debenture																			$ 878,000									$ 878,000
Embedded derivative liability																										$ 18,000
Number of shares purchase (in Shares)														6,181
Exercise price (in Dollars per share)														$ 4,017,858
Percentage of OID																									5.00%
January 2025 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Rate of conversion price											90.00%
May 2022 Convertible Debenture, under May 2022 SPA [Member]
Convertible Debentures [Line Items]
Fair value warrants										$ 754,000
August 2024 Convertible Debenture [Member]
Convertible Debentures [Line Items]
Interest expense debt																									$ 769,000
June 2025 Secured Convertible Debenture, under June 2025 SPA [Member]
Convertible Debentures [Line Items]
Debt discounts original issue discount						220,000
Convertible Debt [Member]
Convertible Debentures [Line Items]
Derivative liability fair value	$ 3,687,000		$ 1,067,000			$ 3,917,000															$ 1,241,000			$ 3,917,000	3,687,000
June 2025 SPA [Member]
Convertible Debentures [Line Items]
Interest expense debt																									$ 1,629,000
August 2022 SPA [Member] | Convertible Debt [Member]
Convertible Debentures [Line Items]
Net proceeds of issuance of convertible debenture																						$ 3,300,000
Principal amount																						$ 3,500,000
Securities Purchase Agreement (August 2024 SPA) [Member] | ADSs [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)														$ 182
Securities Purchase Agreement (the “June 2025 SPA”) [Member]
Convertible Debentures [Line Items]
Conversion price (in Dollars per share)					$ 2.8
Common Class A [Member]
Convertible Debentures [Line Items]
Interest expense debt													$ 540,000															$ 1,100,000
Stock price per share (in Dollars per share)																														$ 117
Ordinary shares issued (in Shares)													1,828,532,500												566,280,000				2,000,000
Conversion share (in Shares)								8,094,255,000																	5,266,612,500
Common Class A [Member] | Convertible Debts [Member]
Convertible Debentures [Line Items]
Converted shares (in Shares)																												70,999,400